Related parties (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related parties
Schedule of related party balances

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 25.97% beneficial owner of the Company
Bin Fu	General Manager of Jisen Information

	As of March 31,
	2022	2021
Amounts due to Xiaofeng Gao	$2,542	$257,037
Amounts due to Bin Fu	44,107	—
Total	46,649	257,037

	For the Years Ended March 31,
	2022	2021
Expense paid by Xiaofeng Gao	$2,443	$2,266,396
Repayment to Xiaofeng Gao	256,972	—
Amounts received from Bin Fu	43,693	—
Repayment to Bin Fu	7,802	—

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 32.3% beneficial owner of the Company

	As of March 31,
	2021	2020
Amounts due to Xiaofeng Gao	$257,037	$—

	For the years ended March 31,
	2021	2020
Expense paid by Xiaofeng Gao	$2,266,396	$—